COMMITMENTS (Schedule of Minimum Payments Under Company's Existing Rental Agreements) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 2,434,400
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	246,051
Two to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	983,062
Beyond five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 1,205,287